Credit Risk - Schedule of Macroeconomic Assumptions for Each Five Scenarios (Details)	Dec. 31, 2021	Dec. 31, 2020
Upside 1
Disclosure of credit risk exposure [line items]
GDP growth, 2020	(9.70%)	(10.50%)
GDP growth, 2021	7.00%	4.80%
GDP growth, 2022	4.80%	4.90%
GDP growth, 2023	2.20%	3.00%
GDP growth, 2024	1.90%	2.00%
GDP growth, 2025	2.10%
Bank of England base rate, 2020	0.10%	0.10%
Bank of England base rate, 2021	0.25%	0.25%
Bank of England base rate, 2022	0.75%	0.75%
Bank of England base rate, 2023	0.75%	1.25%
Bank of England base rate, 2024	1.25%	1.75%
Bank of England base rate, 2025	1.75%
House price growth, 2020	6.90%	3.70%
House price growth, 2021	5.40%	(4.60%)
House price growth, 2022	(0.80%)	(4.10%)
House price growth, 2023	(2.00%)	2.40%
House price growth, 2024	1.00%	5.50%
House price growth, 2025	3.80%
Unemployment rate, 2020	5.20%	6.30%
Unemployment rate, 2021	4.40%	6.10%
Unemployment rate, 2022	4.40%	5.30%
Unemployment rate, 2023	4.20%	4.40%
Unemployment rate, 2024	3.90%	4.10%
Unemployment rate, 2025	3.70%
Base case
Disclosure of credit risk exposure [line items]
GDP growth, 2020	(9.70%)	(11.50%)
GDP growth, 2021	6.90%	4.50%
GDP growth, 2022	4.60%	6.10%
GDP growth, 2023	1.70%	2.20%
GDP growth, 2024	1.50%	1.50%
GDP growth, 2025	1.60%
Bank of England base rate, 2020	0.10%	0.10%
Bank of England base rate, 2021	0.25%	0.10%
Bank of England base rate, 2022	0.75%	0.10%
Bank of England base rate, 2023	0.75%	0.10%
Bank of England base rate, 2024	0.75%	0.25%
Bank of England base rate, 2025	0.75%
House price growth, 2020	6.90%	3.50%
House price growth, 2021	5.00%	(2.00%)
House price growth, 2022	2.00%	1.50%
House price growth, 2023	2.00%	2.00%
House price growth, 2024	2.00%	2.00%
House price growth, 2025	2.00%
Unemployment rate, 2020	5.20%	6.80%
Unemployment rate, 2021	4.70%	7.50%
Unemployment rate, 2022	4.50%	6.20%
Unemployment rate, 2023	4.40%	5.60%
Unemployment rate, 2024	4.30%	5.50%
Unemployment rate, 2025	4.30%
Downside 1
Disclosure of credit risk exposure [line items]
GDP growth, 2020	(9.70%)	(10.50%)
GDP growth, 2021	6.80%	4.00%
GDP growth, 2022	4.10%	3.60%
GDP growth, 2023	0.90%	1.50%
GDP growth, 2024	0.50%	0.40%
GDP growth, 2025	0.50%
Bank of England base rate, 2020	0.10%	0.10%
Bank of England base rate, 2021	0.25%	0.10%
Bank of England base rate, 2022	0.75%	0.10%
Bank of England base rate, 2023	0.75%	0.10%
Bank of England base rate, 2024	1.00%	0.25%
Bank of England base rate, 2025	1.00%
House price growth, 2020	6.90%	3.70%
House price growth, 2021	5.40%	(5.40%)
House price growth, 2022	(1.80%)	(6.60%)
House price growth, 2023	(4.60%)	(1.80%)
House price growth, 2024	(3.10%)	0.50%
House price growth, 2025	(0.70%)
Unemployment rate, 2020	5.20%	6.30%
Unemployment rate, 2021	4.40%	6.50%
Unemployment rate, 2022	4.80%	6.10%
Unemployment rate, 2023	5.00%	5.70%
Unemployment rate, 2024	5.10%	5.80%
Unemployment rate, 2025	5.40%
Downside 2
Disclosure of credit risk exposure [line items]
GDP growth, 2020	(9.70%)	(11.10%)
GDP growth, 2021	6.20%	(0.80%)
GDP growth, 2022	(0.70%)	3.20%
GDP growth, 2023	0.50%	2.70%
GDP growth, 2024	1.60%	1.50%
GDP growth, 2025	1.70%
Bank of England base rate, 2020	0.10%	0.10%
Bank of England base rate, 2021	0.25%	0.75%
Bank of England base rate, 2022	1.00%	1.75%
Bank of England base rate, 2023	2.00%	3.00%
Bank of England base rate, 2024	3.00%	2.75%
Bank of England base rate, 2025	2.75%
House price growth, 2020	6.90%	3.70%
House price growth, 2021	5.40%	(11.30%)
House price growth, 2022	(8.30%)	(14.50%)
House price growth, 2023	(13.10%)	(3.80%)
House price growth, 2024	(4.80%)	4.90%
House price growth, 2025	4.30%
Unemployment rate, 2020	5.20%	6.30%
Unemployment rate, 2021	4.40%	8.50%
Unemployment rate, 2022	6.90%	7.90%
Unemployment rate, 2023	6.90%	6.90%
Unemployment rate, 2024	6.40%	6.50%
Unemployment rate, 2025	6.10%
Downside 3
Disclosure of credit risk exposure [line items]
GDP growth, 2020	(9.70%)	(11.50%)
GDP growth, 2021	5.60%	(8.00%)
GDP growth, 2022	(7.50%)	3.10%
GDP growth, 2023	3.10%	1.50%
GDP growth, 2024	1.50%	1.50%
GDP growth, 2025	1.50%
Bank of England base rate, 2020	0.10%	0.10%
Bank of England base rate, 2021	0.25%	(0.50%)
Bank of England base rate, 2022	(0.50%)	0.00%
Bank of England base rate, 2023	0.00%	0.00%
Bank of England base rate, 2024	0.00%	0.00%
Bank of England base rate, 2025	0.00%
House price growth, 2020	6.90%	3.50%
House price growth, 2021	(2.50%)	(19.70%)
House price growth, 2022	(19.60%)	(8.20%)
House price growth, 2023	(9.30%)	1.30%
House price growth, 2024	2.40%	3.10%
House price growth, 2025	3.30%
Unemployment rate, 2020	5.20%	6.80%
Unemployment rate, 2021	6.80%	11.40%
Unemployment rate, 2022	11.40%	8.70%
Unemployment rate, 2023	8.70%	8.00%
Unemployment rate, 2024	8.00%	7.40%
Unemployment rate, 2025	7.40%